Short-term Borrowings (Narrative) (Details) (Loans Payable [Member]) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2013 China Minsheng Bank [Member] Short-term Borrowings, One [Member] USD ($)	Dec. 31, 2013 China Minsheng Bank [Member] Short-term Borrowings, One [Member] CNY	Dec. 31, 2013 China Minsheng Bank [Member] Short-term Borrowings, One [Member] Minimum [Member]	Dec. 31, 2013 China Minsheng Bank [Member] Short-term Borrowings, One [Member] Maximum [Member]	Dec. 31, 2013 China Minsheng Bank [Member] Short-term Borrowings, Two [Member] USD ($)	Dec. 31, 2013 China Minsheng Bank [Member] Short-term Borrowings, Two [Member] CNY	Dec. 31, 2013 China Minsheng Bank [Member] Short-term Borrowings, Two [Member] Minimum [Member]	Dec. 31, 2013 China Minsheng Bank [Member] Short-term Borrowings, Two [Member] Maximum [Member]	Dec. 31, 2013 Industrial and Commercial Bank of China [Member] USD ($)	Dec. 31, 2013 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2013 Industrial and Commercial Bank of China [Member] USD ($)	Dec. 31, 2013 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2013 China Merchants Bank [Member] USD ($)	Dec. 31, 2013 China Merchants Bank [Member] CNY	Dec. 31, 2013 China Merchants Bank [Member] USD ($)	Dec. 31, 2013 China Merchants Bank [Member] CNY	Dec. 31, 2013 Shanghai Commercial & Savings Bank and Bank of Taiwan [Member] CNY	Dec. 31, 2013 Shanghai Commercial & Savings Bank [Member] USD ($)	Dec. 31, 2013 Shanghai Commercial & Savings Bank [Member] CNY	Dec. 31, 2013 Bank of Taiwan [Member] USD ($)	Dec. 31, 2013 Bank of Taiwan [Member] CNY	Dec. 31, 2013 Bank of China [Member] USD ($)	Dec. 31, 2013 Bank of China [Member] CNY	Dec. 31, 2013 Bank of China [Member] USD ($)	Dec. 31, 2013 Bank of China [Member] CNY
Short-term Debt [Line Items]
Short-term borrowings	$ 41.3	249.8			$ 43.0	262.0			$ 40.1	244.2	$ 40.1	244.2	$ 43.0	262.2	$ 43.0	262.2		$ 32.0	195.1	$ 30.0	182.9	$ 28.2	171.6	$ 28.2	171.6
Short-term borrowing, due date	The fourth quarter of 2014	The fourth quarter of 2014			December 2014	December 2014					December 2014	December 2014			December 2014	December 2014		March 2014	March 2014	March 2014	March 2014			December 2014	December 2014
Bank borrowing, carried interest rate	4.30%	4.30%			2.90%	2.90%			2.28%	2.28%	2.28%	2.28%	2.50%	2.50%	2.50%	2.50%		2.75%	2.75%	2.75%	2.75%	2.98%	2.98%	2.98%	2.98%
Short-term investment/Time deposits pledged for bank borrowings		244.4				255.6				260.0		260.0		199.1		199.1	383.0						210.0		210.0
Short-term investment/Time deposits, carried interest rate			6.45%	6.66%			6.29%	6.93%	4.90%	4.90%			5.80%	5.80%			5.45%					5.60%	5.60%